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Scudder PreservationPlus Income Fund

Semiannual Report

March 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder PreservationPlus
Income Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

PreservationPlus Income Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder PreservationPlus Income Fund	Nasdaq Symbol	CUSIP Number
Class A	PPIAX	81111R 742
Class C	PPLCX	81111R 734
Investment Class	DBPIX	81111R 759

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2003

Annual Average Total Returns*
Scudder PreservationPlus Income Fund	6-Month**	1-Year	3-Year	Life of Fund***
Investment Class	2.12%	4.67%	5.75%	5.86%
Lehman 1-3 Year US Government/Credit Index+	2.11%	7.15%	7.57%	6.37%
iMoneyNet First-Tier Retail Money Funds Average++	.38%	.95%	3.04%	3.60%
Wrapped Lehman Intermediate Aggregate Bond Index++	2.90%	5.95%	6.18%	5.95%

** Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc., Deutsche Asset Management, Inc., Aegon N.V. and iMoneyNet

Net Asset Value and Distribution Information
	Class A	Class C	Investment Class
Net Asset Value: 3/31/03	$ 10.00	$ 10.00	$ 10.00
11/29/02 and 2/3/03 (commencement of Class A and Class C shares, respectively), 9/30/02	$ 10.00	$ 10.00	$ 10.00
Distribution Information: Income Dividends	$ .13	$ .05	$ .21
Capital Gains Distributions++++	$ .04	$ -	$ .04
March Income Dividend	$ .031	$ .024	$ .033

++++ The Fund declared a capital gain distribution of $.04 per share and a corresponding reverse stock split of .996 per share.
Investment Class Lipper Rankings* - Intermediate Investment Grade Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	372	of	385	97
3-Year	262	of	273	96

Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*

[] Scudder PreservationPlus Income Fund - Investment Class

[] Lehman 1-3 Year US Government/Credit Index+
[] iMoneyNet First-Tier Retail Money Funds Average++
[] Wrapped Lehman Intermediate Aggregate Bond Index++

Comparative Results*
Scudder PreservationPlus Income Fund		1-Year	3-Year	Life of Fund***
Investment Class	Growth of $10,000	$10,467	$11,826	$12,750
	Average annual total return	4.67%	5.75%	5.86%
Lehman 1-3 Year US Government/Credit Index+	Growth of $10,000	$10,715	$12,449	$13,004
	Average annual total return	7.15%	7.57%	6.37%
iMoneyNet First-Tier Retail Money Funds Average++	Growth of $10,000	$10,095	$10,912	$11,599
	Average annual total return	.95%	3.04%	3.60%
Wrapped Lehman Intermediate Aggregate Bond Index++	Growth of $10,000	$10,595	$10,618	$12,745
	Average annual total return	5.95%	6.18%	5.95%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
*** The Fund commenced operations on December 23, 1998. Index returns begin December 31, 1998.
+ Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.
++ iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.
++ Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.20%. This benchmark more closely reflects the market sector in which the Fund invests.

Index returns assume reinvestment of dividends. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Performance excludes 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected.

The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable value per share. The Fund holds fixed income securities, money market instruments, futures, options and other instruments and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These agreements are intended to stabilize the value per share. Please see the prospectus for more information on these agreements. Wrapper agreements are considered derivative instruments. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

A loss of economic momentum began earlier this year in the run-up to the US-led war with Iraq, and recent economic data has been almost uniformly weak.

For years the economy has been struggling to "work off the excesses" of the late-1990s boom - excessive capital investment by firms, deficient savings by households, and inflated stock prices, for example. Now geopolitical uncertainties (such as terrorist strikes, prolonged or spreading war, and disruption of oil supplies), as well as higher oil prices, have been added to the mix. These factors have taken a heavy toll on economic activity. Labor markets have softened, so many people have been out of work. Consumers have feared having less money, and have been spending less. Businesses, afraid that consumers won't buy their goods, have been wary of investing in new equipment and building up inventories. As a result, economic growth has been slow.

When the geopolitical uncertainties diminish, a major weight will likely be lifted from the economy. But that doesn't mean it will bounce back right away. The economy will still have to work off some of the excesses of the late-1990s boom, as described above. And this may restrain a recovery.

Despite these problems, the economy still has two major sources of support. One of them is policy stimulus, such as interest rates and tax cuts. If the economy's weakness persists much longer - and especially if it lingers after the geopolitical uncertainties diminish - the Federal Reserve Board will most likely make additional interest rate cuts. Plus, federal spending hikes and tax cuts are putting more money into the pockets of consumers. This is encouraging consumer spending, which is encouraging business investment.

Another source of support for the economy is strong productivity. Productivity is a measure of business output per person-hour worked. Growth in productivity means businesses produce more goods with the same amount of labor. And that means they can possibly afford to pay workers more or hire more people. And higher wages and better employment opportunities typically encourage people to spend more.

Economic Guideposts Data as of 3/31/03
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management, Inc.

This, in turn, encourages businesses to invest in capital, because they know that if they produce more, they will be rewarded by consumers buying their goods.

We expect policy stimulus and strong productivity growth to persist. This - along with a decrease in geopolitical uncertainty and lower oil prices, should both occur - would enable the economy to claw its way back to average growth and above in late 2003 and 2004.

We believe equities will surely benefit if geopolitical uncertainty declines and economic activity accelerates, as we expect later this year. However, equities are still not cheap, even after the price declines of the past three years. As a result, we expect equity returns to beat Treasury returns by much less than in recent decades. (However, note that there is a greater level of risk associated with stocks. Unlike Treasuries, the investment return and principal value of stocks will fluctuate.)

Deutsche Asset Management, Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Asset Management, Inc. as of April 7, 2003, and may not actually come to pass.

Portfolio Management Review

The Scudder PreservationPlus Income Fund was the first SEC registered mutual fund specifically designed as an investment alternative for individuals with IRAs previously invested in bond funds, money market funds, savings accounts and CDs1, as well as rollovers from retirement programs invested in traditional GIC commingled funds and other stable value products. It is well worth noting that until this fund was introduced in December 1998, the only alternative retirement plan rollovers had for their conservative, stable value assets was money market funds. The Scudder PreservationPlus Income Fund seeks to provide a high income while maintaining a stable value per share. The fund is offered to Traditional IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension IRAs (SEP IRAs), Savings Incentive Match Plan for Employees (SIMPLE IRAs), and Keogh plans.

1 Source: Financial Planning, 12/98. Unlike CDs and bank savings accounts, shares of the fund are not deposits or obligations of, or guaranteed by any bank and the shares are not federally insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In addition, unlike the fund, CDs and bank savings accounts generally offer a fixed rate of return.

In the following interview, NY-based Portfolio Managers John Axtell, Eric Kirsch, Sean McCaffrey and Robert Wang discuss the fund's strategy and the market environment during the six-month period ended March 31, 2003.

Q: How did the Scudder PreservationPlus Income Fund perform during the first half of its fiscal year?

A: Scudder PreservationPlus Income Fund Investment Class shares produced a return of 2.12% for the six months ended March 31, 2003. The Lehman 1-3 Year US Government/Credit Index produced a return of 2.11% for the same semiannual period.

The fund delivered on its objective to maintain a stable share price each day during the period. The fund also produced strong returns relative to other conservative investments, such as the iMoneyNet First Tier Retail Money Markets Fund Average, which returned just 0.38% for the six months ended March 31, 2003.

Morningstar® has rated Scudder PreservationPlus Income Fund the highest Overall Morningstar Rating™ (five stars) out of 80 ultrashort bond funds, as of March 31, 2003, based on its risk-adjusted performance.2

2 Source: Morningstar, Inc. The rating above and the following ratings are for Class INV shares, the fund's oldest share class; Class A share ratings are not yet available. Class INV share ratings do not reflect adjustments for higher operating expenses and sales charges and might have been less favorable if they did. The fund's Class INV shares were rated 5 stars for the 3-year period ending 3/31/03 against 80 US domiciled funds in the Ultrashort Bond category. There were 80 funds in this category for the Overall Rating period.
© 2003 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this rating. For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its applicable 3-, 5- and 10-year Morningstar Rating metrics.

The fund was primarily diversified across the major sectors of the investment grade fixed income market. As of March 31, 2003, the portfolio was allocated 28.3% to corporate bonds, 26.5% to mortgage-backed securities, 18.7% to asset-backed securities, 14.6% to US Treasuries/agencies and 11.9% to cash equivalents and other investments, including futures contracts and Wrapper Agreements. Within its corporate bond allocation, 7.8% was allocated to the US high yield sector. This positioning successfully enabled the fund to benefit from the broad tightening of yield spreads over US Treasuries when high yield spreads were near historically wide levels. The fund continued to obtain its exposure to the high yield sector by investing in the Scudder High Income Plus Fund. This means of investment enables the fund to have exposure to a more well diversified portfolio of high yield securities, and therefore one with less individual issue risk, than the fund could gain by investing directly in high yield securities.

This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. The fund employed its Global Asset Allocation (GAA) overlay strategy, which evaluates bond, cash, and currency opportunities across domestic and international markets. The Wrapper Agreements are intended to stabilize the fund's net asset value (NAV) per share.

Q: Could you provide us with more details about these Wrapper Agreements?

A: The Scudder PreservationPlus Income Fund was the first SEC registered mutual fund for IRA investors to make use of Wrapper Agreements to seek to maintain principal stability. To date, we have negotiated six Wrapper Agreements, each of which covers a portion of the fixed income securities and GAA strategy in the portfolio. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the portfolio as of March 31, 2003 are issued by Bank of America NA, Transamerica Life Insurance & Annuity Co., JP Morgan Chase Bank, CDC Financial Products, Inc., Security Life of Denver and Prudential Insurance Co. of America. This was a successful strategy for the fund.

The fund has maintained a high average quality portfolio. Measuring using Standard & Poor's ratings, the average credit quality of investments in the fund was AA+ at the end of the semiannual period, and the average credit quality of the issuers of the Wrapper Agreements was AA on March 31, 2003.3 The fund's average duration at the end of the semiannual period stood at 3.08 years.

3 Ratings are subject to change and do not remove market risk.
4 The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Q: Did the fixed income environment support the fund's positive performance?

A: Overall, the US fixed income markets performed strongly during the semiannual period. For the six months ended March 31, 2003, the Lehman Aggregate Bond Index4 produced a total return of 2.99%. Commercial mortgage-backed securities returned 3.03% on a total return basis. US credits, formerly known as the corporate sector, account for approximately 26% of the Lehman Aggregate Bond Index. US credits had a total return of 5.55%, as corporate bonds generally performed well, reversing their trend from early 2002.

Federal Reserve Board action continued to be a major influence on the US fixed income markets. After a year of holding interest rates steady, the Federal Reserve Board cut the targeted federal funds rate by 50 basis points to 1.25% on November 6, 2002 in an effort to jump-start an economy that it thought may be decelerating. At the same time, it changed its economic assessment of risks in the economy to "balanced." Since then, the Federal Reserve Board has kept interest rates unchanged. However, at its most recent meeting in March, the Federal Reserve Board chose not to give an assessment of the risks in the economy due to "geopolitical uncertainties." The Federal Reserve Board further stated that once there was some resolution to those uncertainties, the economic climate should improve over time.

For the six months as a whole, the US Treasury yield curve steepened, with short-term rates following the federal funds rate lower while the longer-term end was modestly higher in yield. Three-month Treasury bill yields fell 0.44% to 1.11%, and two-year Treasury note yields decreased 0.20% to 1.48%. Five-year Treasury yields rose 0.15% to 2.71%, ten-year Treasury yields rose 0.21% to 3.80%, and the thirty-year Treasury yield increased 0.15% to 4.82%. Even with a slight back-up in yields at the longer end of the yield curve, the Lehman US Treasury Index still produced a positive total return of 1.45% for the semiannual period. Continued US economic sluggishness, the fight on terrorism at home and abroad, equity market weakness and volatility and the impending and then actual engagement of Iraq's military by coalition forces continued to support the ongoing flight to quality into the US Treasury market.

Q: How did the corporate, asset-backed and mortgage sectors perform?

A: In contrast to the last fiscal year, these three sectors outperformed US Treasuries on a nominal basis for the semiannual period. Still, the mortgage-backed sector was impacted by higher prepayments, as low interest rates kept refinancing high. The asset-backed sector generally performed well, with the exception of the manufactured housing sub-sector.

As last fiscal year's headlines about corporate earnings quality, accounting integrity concerns, ratings downgrades and high profile corporate bankruptcies moved off the front page and the market shifted its focus to geopolitical concerns, the US credit sector was the stellar performer over the six months ended March 31, 2003. US credit yield spreads over US Treasuries tightened from historically wide levels. For the semiannual period, these sectors of the Lehman Aggregate Bond Index produced total returns as follows: mortgage-backed securities, 2.30%; asset-backed securities, 2.16%; and US credits, 5.55%. As you can see then, the economic, political and equity market environment all led to fixed income being the asset class of choice throughout most of the semiannual period.

We maintain our long-term perspective for the fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting spread sector assets - corporate, mortgage- and asset-backed securities - offering the best relative value at the maximum yield possible, while normally maintaining a 5% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows. Additionally, we expect the GAA strategy to boost returns, should world economic momentum begin to rebuild.

As of March 31, 2003, Scudder PreservationPlus Income Fund was closed to new purchases. At this time, current shareholders may continue to add new assets to their fund accounts.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary March 31, 2003

Asset Allocation	3/31/03	9/30/02

Asset-Backed Securities	19%	25%
Corporate Bonds	16%	24%
US Government Agency Pass-Thrus	15%	3%
Cash Equivalents and Other Assets and Liabilities[a]	12%	4%
US Treasury Obligations	11%	15%
Collateralized Mortgage Obligations	9%	13%
Scudder High Income Plus Fund	8%	8%
Foreign Bonds - US$ Denominated	4%	8%
US Agency Obligations	3%	-
Government National Mortgage Association	3%	-
	100%	100%

a Wrapper Agreements and Futures Contracts included.

Asset allocation is subject to change.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2003 (Unaudited)
Assets
Investment in the PreservationPlus Income Portfolio, at value	$ 1,536,512,347
Receivable for Fund shares sold	43,371,581
Other assets	113,607
Total assets	1,579,997,535
Liabilities
Due to Portfolio	38,025,932
Dividend payable	403,188
Payable for Fund shares redeemed	1,517,291
Other accrued expenses and payables	404,768
Total liabilities	40,351,179
Net assets, at value	$ 1,539,646,356
Net Assets
Net assets consist of: Undistributed net investment income	$ 322,298
Net unrealized appreciation (depreciation) on: Investments	21,674,708
Wrapper Agreements	(29,391,160)
Accumulated net realized gain (loss)	2,973,904
Paid-in capital	1,544,066,606
Net assets, at value	$ 1,539,646,356

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($145,477,273 / 14,547,429 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.00
Maximum offering price per share (100 / 97.25 of $10)	$ 10.28
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($107,314,261 / 10,731,176 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.00
Maximum offering price per share (100 / 99 of $10)	$ 10.10
Investment Class Net Asset Value, offering and redemption price per share ($1,286,854,822 / 128,678,017 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$ 10.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2003 (Unaudited)
Investment Income
Net investment income allocated from the PreservationPlus Income Portfolio: Interest and dividends	$ 22,038,491
Credit rate income	2,083,066
Expenses[a]	(3,723,803)
Net investment income from the PreservationPlus Income Portfolio	20,397,754
Expenses: Administrator service fee	1,625,259
Shareholder servicing fee	1,116,128
Distribution service fee	99,568
Auditing	9,023
Legal	9,031
Trustees' fees and expenses	2,913
Reports to shareholders	15,202
Registration fees	26,168
Other	516
Total expenses, before expense reductions	2,903,808
Expense reductions	(1,850,681)
Total expenses, after expense reductions	1,053,127
Net investment income	19,344,627
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	4,911,723
Futures	(833,362)
Foreign currency related transactions	963,632
5,041,993
Net unrealized appreciation (depreciation) during the period on: Investments, futures and foreign currency related transactions	6,641,165
Wrapper agreements	(11,683,158)
(5,041,993)
Net gain (loss) on investment	-
Net increase (decrease) in net assets resulting from operations	$ 19,344,627

The accompanying notes are an integral part of the financial statements.

a For the six months ended March 31, 2003, the PreservationPlus Income Portfolio waived fees of which $389,298 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002
Operations: Net investment income	$ 19,344,627	$ 9,515,000
Net realized gain (loss) on investment transactions	5,041,993	2,503,032
Net unrealized appreciation (depreciation) on investments, futures and foreign currency related transactions during the period	(11,683,158)	15,114,719
Net unrealized appreciation (depreciation) on wrapper agreements	6,641,165	(17,617,751)
Net increase (decrease) in net assets resulting from operations	19,344,627	9,515,000
Distributions to shareholders: Net investment income Class A	(678,060)	-
Class C	(218,769)	-
Investment Class	(18,358,132)	(9,598,999)
Net realized gains Class A	(44)	-
Class C	-	-
Investment Class	(3,696,751)	-
Fund share transactions: Proceeds from shares sold	1,072,182,751	599,468,020
Reinvestment of distributions	21,142,149	9,034,178
Cost of shares redeemed	(122,571,637)	(45,787,949)
Net increase (decrease) in net assets from Fund share transactions	970,753,263	562,714,249
Increase (decrease) in net assets	967,146,134	562,630,250
Net assets at beginning of period	572,500,222	9,869,972
Net assets at end of period (includes undistributed net investment income of $322,298 and $232,632, respectively)	$ 1,539,646,356	$ 572,500,222

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations: Net investment income	.13
Distributions to shareholders: Net investment income	(.13)
Net realized gain on investment transactions	(.04)
Reverse stock split[c]	.04
Total distributions	(.13)
Net asset value, end of period	$ 10.00
Total Return (%)[b,d]	1.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145
Ratio of expenses before expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	1.49*
Ratio of expenses after expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	1.25*
Ratio of net investment income (%)	6.33*
[a] For the period November 29, 2002 (commencement of sales of Class A shares) to March 31, 2003 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] See Note F in Notes to Financial Statements.
[d] Total return does not reflect the effect of sales charges.
* Annualized
** Not annualized

Class C
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations: Net investment income	.05
Distributions to shareholders: Net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$ 10.00
Total Return (%)[b,c]	.46**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107
Ratio of expenses before expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	2.24*
Ratio of expenses after expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	2.00*
Ratio of net investment income (%)	5.58*
[a] For the period February 3, 2003 (commencement of sales of Class C shares) to March 31, 2003 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return does not reflect the effect of sales charges.
* Annualized
** Not annualized

Investment Class
Years Ended September 30,	2003[a]	2002	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Income from investment operations: Net investment income	.21	.52	.62	.65	.44
Distributions to shareholders: Net investment income	(.21)	(.52)	(.62)	(.65)	(.44)
Net realized gain on investment transactions	(.04)	-	-	-	-
Reverse stock split[c]	.04	-	-	-	-
Total distributions	(.21)	-	-	-	-
Net asset value, end of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Total Return (%)[d]	2.12**	5.33	6.38	6.65	4.46**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,287	573	10.219		.118
Ratio of expenses before expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	1.49*	1.57	3.00	34.37	228.00*
Ratio of expenses after expense reductions, including expenses of the PreservationPlus Income Portfolio (%)	1.00*	1.00	1.00	1.00	.89*
Ratio of net investment income (%)	6.58*	4.86	5.84	6.52	5.85*
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period December 23, 1998 (commencement of sales) to September 30, 1999.
[c] See Note F in Notes to Financial Statements.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

PreservationPlus Income Fund ("Scudder PreservationPlus Income Fund" or the "Fund") is a diversified series of the BT Investment Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). On March 31, 2003, the Fund owned approximately 73% of the PreservationPlus Income Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund offers multiple classes of shares which provide investors with different purchase options. On November 29, 2002, the Fund commenced offering Class A shares. On February 3, 2003, the Fund commenced offering Class C shares. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Effective March 31, 2003, the Fund will cease to offer shares to new investors. Management will notify prospective shareholders when the Fund re-opens to new accounts.

Investment income, realized and unrealized gains and losses, and certain fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment, including wrapper agreements, in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

At September 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 4,618,959
Undistributed net long-term capital gains	$ 30,570
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation)	$ (2,674,459)

In addition, during the year ended September 30, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from ordinary income*	$ 9,598,999

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses, including wrapper agreements, in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. (the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended March 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of each class as follows: Class A shares 1.50%, Class C shares 2.25% and Investment Class 1.50%, including expenses allocated from the Portfolio. Furthermore, for the six months ended March 31, 2003, the Advisor and Administrator voluntarily agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of each class as follows: Class A shares 1.25%, Class C shares 2.00% and Investment Class 1.00%, including expenses allocated from the Portfolio. Under this agreement, the Advisor reimbursed additional expenses of $278,837.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.35% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived
Class A	$ 62,657	$ 29,200
Class C	25,585	10,627
Investment Class	1,537,017	1,537,017
	$ 1,625,259	$ 1,576,844

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor and Administrator, receives a fee ("Distribution Fee") of 0.25% and 0.75% of average daily net assets of Class A and C shares, respectively. Pursuant to this agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A and C shares. For the period ended March 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 44,780	$ 24,204
Class C	54,788	43,660
	$ 99,568	$ 67,864

Shareholder Service Agreement. ICCC provides information and administrative services to the Fund and receives a fee ("Shareholder Servicing Fee") at an annual rate of up to 0.25% of average daily net assets for each class. ICCC in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period ended March 31, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at March 31, 2003	Effective Rate
Class C	$ 18,256	$ 13,305.25%
Investment Class	1,097,872	251,075.25%
	$ 1,116,128	$ 264,380

Effective December 16, 2002, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor and Administrator, is the Fund's transfer agent. SISC provides the same services that ICCC provided to the Fund and is entitled to receive the same rate of compensation. Prior to December 16, 2002, ICCC served as the Fund's transfer agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A and C shares. Underwriting commissions paid in connection with the distribution of Class A and C shares for the period ended March 31, 2003 aggregated $0.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C, of the value of the shares redeemed. For the period from February 3, 2003 to March 31, 2003, the CDSC for Class C shares was $0.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Ownership of the Fund

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of March 31, 2003, there were four shareholders who individually held greater than 10% of the outstanding shares of the PreservationPlus Income Fund. These shareholders held 37%, 36%, 7% and 6%, respectively, of the total shares outstanding of the Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2003		Year Ended September 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A*	15,422,363	$ 154,223,630	-	$ -
Class C**	10,750,462	107,504,409	-	-
Investment Class	81,043,261	810,454,712	59,946,733	599,468,020
		$ 1,072,182,751		$ 599,468,020
Shares issued to shareholders in reinvestment of distributions
Class A*	53,480	$ 534,807	-	$ -
Class C**	17,460	174,600	-	-
Investment Class	2,043,268	20,432,742	903,418	9,034,178
		$ 21,142,149		$ 9,034,178
Reverse stock split
Class A*	(4)	$ -	-	$ -
Class C**	-	-	-	-
Investment Class	(369,675)	-	-	-
		$ -		$ -
Shares redeemed
Class A*	(928,410)	$ (9,284,048)	-	$ -
Class C**	(36,746)	(367,456)	-	-
Investment Class	(11,297,116)	(112,920,133)	(4,578,869)	(45,787,949)
		$ (122,571,637)		$ (45,787,949)
Net increase (decrease)
Class A*	14,547,429	$ 145,474,389	-	$ -
Class C**	10,731,176	107,311,553	-	-
Investment Class	71,419,738	717,967,321	56,271,282	562,714,249
		$ 970,753,263		$ 562,714,249

* For the period from November 29, 2002 (commencement of sales for Class A shares) to March 31, 2003.
** For the period from February 3, 2003 (commencement of sales for Class C shares) to March 31, 2003.

E. Other

Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares or redemptions from 401(k) plans or IRAs that are not qualified are subject to a 2% redemption fee if the "interest rate trigger" is active.

F. Additional Distributions

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 19, 2002, the Fund declared a capital gain distribution of $0.04 per share and a corresponding reverse stock split of .996 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

(The following financial statements of the PreservationPlus Income Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of March 31, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 16.7%
Consumer Discretionary 1.6%
Albertson's, Inc.:
7.25%, 5/1/2013	75,000	86,175
7.5%, 2/15/2011	1,000,000	1,160,098
AOL Time Warner, Inc., 7.7%, 5/1/2032	2,500,000	2,677,435
Comcast Corp., 7.05%, 3/15/2033	3,000,000	3,068,820
Costco Wholesale Corp., 5.5%, 3/15/2007	1,000,000	1,090,382
Cox Communications, Inc., 7.5%, 8/15/2004	1,000,000	1,066,997
Delphi Automotive Systems Corp., 6.5%, 5/1/2009	1,000,000	1,065,427
Federated Department Stores, 6.9%, 4/1/2029	1,000,000	1,034,509
FPL Group Capital, Inc., 7.375%, 6/1/2009	1,000,000	1,153,234
Fred Meyer, Inc., 7.45%, 3/1/2008	1,000,000	1,139,494
Gannett Co., Inc., 6.375%, 4/1/2012	500,000	571,901
Home Depot, Inc., 5.375%, 4/1/2006	1,025,000	1,115,611
Marriott International, Inc., Series B, 6.875%, 11/15/2005	1,000,000	1,083,724
News America Holdings, Inc., 8.5%, 2/15/2005	1,000,000	1,107,909
News America, Inc., 6.55%, 3/15/2033	500,000	481,583
Northwest Airlines Corp., 8.072%, 10/1/2019	937,171	983,339
Target Corp.:
5.375%, 6/15/2009	1,000,000	1,078,816
5.875%, 3/1/2012	1,900,000	2,063,573
Viacom, Inc.:
6.625%, 5/15/2011	1,000,000	1,134,365
7.7%, 7/30/2010	1,000,000	1,205,848
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	1,000,000	1,056,950
5.45%, 8/1/2006	4,000,000	4,379,668
6.55%, 8/10/2004	1,000,000	1,067,467
6.875%, 8/10/2009	1,460,000	1,725,672
Walt Disney Co.:
5.125%, 12/15/2003	1,000,000	1,025,301
6.2%, 12/15/2003	425,000	447,710
		34,072,008
Consumer Staples 1.5%
Anheuser-Busch Companies, Inc.:
6.0%, 4/15/2011	1,000,000	1,116,588
7.5%, 3/15/2012	1,000,000	1,238,143
Archer-Daniels-Midland Co., 8.875%, 4/15/2011	2,000,000	2,565,674
Campbell Soup Co., 5.5%, 3/15/2007	1,000,000	1,088,439
Coca-Cola Co., 4.0%, 6/1/2005	1,000,000	1,049,999
Coca-Cola Enterprises, Inc.:
5.25%, 5/15/2007	1,000,000	1,084,876
6.125%, 8/15/2011	1,000,000	1,121,821
Colgate-Palmolive Co., Series E, 5.98%, 4/25/2012	2,000,000	2,222,924
ConAgra Foods, Inc.:
6.75%, 9/15/2011	1,000,000	1,125,244
7.4%, 9/15/2004	1,000,000	1,073,333
Coors Brewing Co., 6.375%, 5/15/2012	1,000,000	1,119,831
General Mills, Inc., 5.125%, 2/15/2007	1,000,000	1,069,873
Gillette Co., 4.0%, 6/30/2005	1,000,000	1,048,660
Kellogg Co., 6.6%, 4/1/2011	1,000,000	1,139,697
Kraft Foods, Inc.:
4.625%, 11/1/2006	1,000,000	1,025,811
6.25%, 6/1/2012	1,000,000	1,044,538
McDonald's Corp., 6.0%, 4/15/2011	1,000,000	1,088,222
Pepsi Bottling Holdings, Inc., 5.625%, 2/17/2009	1,000,000	1,105,140
Procter & Gamble Co.:
6.875%, 9/15/2009	1,000,000	1,189,479
8.5%, 8/10/2009	1,000,000	1,265,483
Safeway, Inc.:
4.8%, 7/16/2007	1,000,000	1,037,200
6.5%, 11/15/2008	825,000	911,433
Tyson Foods, Inc., 7.25%, 10/1/2006	750,000	802,382
Unilever Capital Corp.:
6.875%, 11/1/2005	1,000,000	1,117,847
7.125%, 11/1/2010	2,500,000	2,957,298
Wendy's International, 6.25%, 11/15/2011	1,000,000	1,099,800
		32,709,735
Energy 1.0%
Amerada Hess Corp., 6.65%, 8/15/2011	1,000,000	1,092,319
Anadarko Petroleum Corp.:
5.375%, 3/1/2007	1,230,000	1,327,063
6.125%, 3/15/2012	1,000,000	1,099,273
Atlantic Richfield Co., 10.875%, 7/15/2005	1,000,000	1,193,803
Conoco, Inc.:
5.9%, 4/15/2004	1,000,000	1,044,833
6.35%, 4/15/2009	1,000,000	1,141,294
Devon Energy Corp., 7.95%, 4/15/2032	750,000	904,730
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	1,000,000	1,057,188
Florida Power & Light Co., 5.625%, 4/1/2034	1,000,000	991,100
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	500,000	554,091
Lasmo USA, Inc., 7.5%, 6/30/2006	2,000,000	2,279,828
Marathon Oil Corp., 5.375%, 6/1/2007	1,000,000	1,059,248
Occidental Petroleum Corp., 7.375%, 11/15/2008	1,000,000	1,162,686
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	1,225,000	1,257,156
Phillips Petroleum Co., 8.5%, 5/25/2005	1,000,000	1,133,493
Tosco Corp., 7.625%, 5/15/2006	1,250,000	1,414,594
Transocean Sedco Forex, Inc., 7.5%, 4/15/2031	500,000	587,390
Union Oil Co., 7.2%, 5/15/2005	1,000,000	1,095,630
Valero Energy Corp., 6.125%, 4/15/2007	1,000,000	1,059,372
		21,455,091
Financials 7.8%
ABN Amro Bank NV:
7.125%, 6/18/2007	250,000	287,590
7.25%, 5/31/2005	1,000,000	1,106,635
Allstate Corp.:
7.2%, 12/1/2009	1,000,000	1,167,503
7.875%, 5/1/2005	1,000,000	1,117,265
American Express Co., 6.875%, 11/1/2005	1,000,000	1,114,532
American General Finance Corp.:
4.5%, 11/15/2007	5,000,000	5,203,450
5.75%, 3/15/2007	700,000	758,655
5.875%, 12/15/2005	1,440,000	1,553,818
Associates Corp. NA, 8.55%, 7/15/2009	1,500,000	1,832,526
Avalonbay Communities, 6.125%, 11/1/2012	1,000,000	1,069,219
AXA Financial, Inc., 7.75%, 8/1/2010	1,000,000	1,158,816
Bank of America Corp.:
5.875%, 2/15/2009	1,000,000	1,119,463
6.625%, 6/15/2004	1,000,000	1,063,189
7.125%, 9/15/2006	1,000,000	1,137,041
7.4%, 1/15/2011	4,000,000	4,765,560
Bank of New York Co., Inc., 7.3%, 12/1/2009	2,000,000	2,379,600
Bank One Corp.:
5.9%, 11/15/2011	4,500,000	4,928,351
6.5%, 2/1/2006	1,000,000	1,111,436
6.875%, 8/1/2006	1,000,000	1,130,834
BankBoston NA, 6.5%, 12/19/2007	1,000,000	1,117,329
BB&T Corp., 4.75%, 10/1/2012	1,000,000	1,015,650
Bear Stearns Co., Inc., 7.625%, 2/1/2005	1,000,000	1,100,583
Boeing Capital Corp.:
6.1%, 3/1/2011	350,000	358,692
6.35%, 11/15/2007	1,425,000	1,529,833
Caterpillar Financial Service Corp.:
4.875%, 6/15/2007	1,000,000	1,067,626
6.875%, 8/1/2004	1,750,000	1,869,520
Charter One Bank Financial, Inc., 6.375%, 5/15/2012	915,000	1,008,090
Chubb Corp., 6.0%, 11/15/2011	500,000	529,407
CIT Group, Inc., 7.75%, 4/2/2012	1,000,000	1,118,825
Citigroup, Inc.:
6.5%, 1/18/2011	5,000,000	5,709,780
6.75%, 12/1/2005	2,000,000	2,225,098
7.25%, 10/1/2010	500,000	592,387
CNA Financial Corp., 6.45%, 1/15/2008	1,000,000	1,012,115
Commercial Credit Group, Inc., 6.5%, 8/1/2004	1,000,000	1,063,769
Corp. Andina De Fomento, 6.875%, 3/15/2012	315,000	324,844
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/2011	1,500,000	1,572,180
EOP Operating LP:
6.5%, 1/15/2004	1,000,000	1,033,798
7.75%, 11/15/2007	350,000	401,924
Everest Reins Holdings Co., 8.75%, 3/15/2010	1,000,000	1,176,154
Fidelity National Financial, 5.25%, 3/15/2013	1,000,000	979,557
Ford Motor Credit Co.:
6.5%, 1/25/2007	9,000,000	8,674,983
7.375%, 10/28/2009	1,000,000	945,448
General Electric Capital Corp.:
4.25%, 1/28/2005	2,000,000	2,092,698
4.25%, 1/15/2008	4,000,000	4,143,116
4.625%, 9/15/2009	1,500,000	1,561,265
5.0%, 2/15/2007	2,825,000	3,024,530
5.875%, 2/15/2012	2,000,000	2,149,660
6.75%, 9/11/2003	1,000,000	1,024,119
6.875%, 11/15/2010	800,000	924,241
7.5%, 5/15/2005	500,000	557,507
General Motors Acceptance Corp.:
6.125%, 8/28/2007	5,000,000	5,127,540
6.85%, 6/17/2004	1,000,000	1,044,189
7.625%, 6/15/2004	1,000,000	1,050,790
7.75%, 1/19/2010	2,000,000	2,108,450
Golden West Financial Corp., 4.75%, 10/1/2012	1,000,000	1,021,834
Goldman Sachs Group, Inc.:
6.125%, 2/15/2033	1,000,000	1,003,320
6.6%, 1/15/2012	2,500,000	2,792,050
6.875%, 1/15/2011	1,000,000	1,140,162
7.5%, 1/28/2005	150,000	164,212
H.J. Heinz Finance Co., 6.0%, 3/15/2012	1,000,000	1,104,053
Hartford Financial Services Group, 4.7%, 9/1/2007	1,000,000	1,032,659
Heller Financial, Inc., 7.875%, 5/15/2003	1,000,000	1,007,619
Household Finance Corp.:
6.5%, 1/24/2006	1,000,000	1,089,026
6.5%, 11/15/2008	1,000,000	1,112,084
7.0%, 5/15/2012	4,000,000	4,559,272
John Deere Capital Corp.:
3.125%, 12/15/2005	4,000,000	4,092,160
7.0%, 3/15/2012	450,000	520,886
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	1,000,000	1,074,587
JP Morgan Chase & Co.:
5.35%, 3/1/2007	1,000,000	1,074,726
6.0%, 1/15/2009	1,000,000	1,080,199
KFW International Finance, Inc.:
2.5%, 10/17/2005	2,000,000	2,026,596
4.75%, 1/24/2007	2,000,000	2,149,932
LB Baden-Wuerttemberg, 6.35%, 4/1/2012	1,500,000	1,703,376
Lehman Brothers Holdings, Inc.:
7.0%, 2/1/2008	859,000	986,076
7.25%, 10/15/2003	50,000	51,581
7.75%, 1/15/2005	410,000	449,948
7.875%, 11/1/2009	200,000	237,754
8.25%, 6/15/2007	775,000	917,829
Mellon Bank NA, 7.625%, 9/15/2007	1,000,000	1,176,499
Merrill Lynch & Co., Inc., 6.0%, 2/17/2009	1,000,000	1,107,907
MetLife, Inc., 6.125%, 12/1/2011	1,000,000	1,091,924
Morgan Stanley Dean Witter & Co.:
6.6%, 4/1/2012	1,000,000	1,116,279
7.0%, 10/1/2013	1,600,000	1,836,238
National City Bank of Indiana, 4.875%, 7/20/2007	1,500,000	1,592,438
NationsBank Corp., 9.5%, 6/1/2004	1,000,000	1,090,749
Nationwide Financial Services, 5.9%, 7/1/2012	1,450,000	1,523,615
Paine Webber Group, Inc., 6.375%, 5/15/2004	1,000,000	1,054,306
Pemex Project Funding Master Trust:
7.875%, 2/1/2009	1,000,000	1,101,250
8.625%, 2/1/2022	636,000	670,980
PNC Funding Corp., 6.875%, 7/15/2007	1,000,000	1,124,969
Simon Property Group LP, 5.45%, 3/15/2013	1,000,000	993,950
Suntrust Banks, Inc.:
6.375%, 4/1/2011	1,000,000	1,129,733
7.75%, 5/1/2010	1,135,000	1,382,885
Textron Financial Corp.:
5.875%, 6/1/2007	2,830,000	2,966,477
6.0%, 11/20/2009	1,500,000	1,594,191
Toronto Dominion Bank, 6.45%, 1/15/2009	1,500,000	1,684,587
Travelers Property Casualty, 6.375%, 3/15/2033	1,000,000	988,737
US Bancorp., 5.1%, 7/15/2007	1,000,000	1,078,820
US Bank National Association, 6.3%, 2/4/2014	1,000,000	1,137,895
Verizon Global Funding Corp., 6.75%, 12/1/2005	1,000,000	1,108,715
Wachovia Corp.:
6.625%, 6/15/2004	1,000,000	1,062,230
7.5%, 7/15/2006	1,000,000	1,150,371
Washington Mutual Finance, 7.375%, 9/1/2004	1,000,000	1,078,239
Wells Fargo & Co.:
5.125%, 2/15/2007	3,000,000	3,238,047
7.25%, 8/24/2005	1,000,000	1,124,316
WestDeutsche Landesbank, 6.05%, 1/15/2009	1,000,000	1,118,146
		164,957,614
Health Care 0.4%
Abbott Laboratories:
5.125%, 7/1/2004	1,000,000	1,045,888
5.625%, 7/1/2006	1,000,000	1,098,003
American Home Products Corp., 7.9%, 2/15/2005	1,000,000	1,102,259
Bristol-Myers Squibb, 5.75%, 10/1/2011	1,000,000	1,072,840
Eli Lilly & Co.:
4.5%, 3/15/2018	1,000,000	975,394
6.0%, 3/15/2012	1,000,000	1,122,105
Wyeth, 6.7%, 3/15/2011	1,000,000	1,132,182
		7,548,671
Industrials 1.4%
Burlington North Santa Fe:
5.9%, 7/1/2012	1,000,000	1,088,275
7.875%, 4/15/2007	1,000,000	1,162,405
Caterpillar, Inc., 9.375%, 8/15/2011	1,000,000	1,329,244
Cendant Corp., 6.25%, 1/15/2008	750,000	773,586
ChevronTexaco Capital Co., 3.5%, 9/17/2007	2,000,000	2,041,280
CSX Corp., 7.45%, 5/1/2007	1,100,000	1,257,447
Daimler-Chrysler NA:
7.125%, 4/10/2003	1,000,000	1,001,096
7.4%, 1/20/2005	1,200,000	1,294,170
Deere & Co., 7.85%, 5/15/2010	1,000,000	1,195,898
Delta Air Lines, Inc., Series 02-1, 6.417%, 7/2/2012	2,420,000	2,491,294
Emerson Electrical Co., 7.875%, 6/1/2005	2,000,000	2,239,754
FedEx Corp., 9.65%, 6/15/2012	1,000,000	1,324,583
Hertz Corp., 7.0%, 7/1/2004	850,000	864,309
Honeywell International, Inc., 7.5%, 3/1/2010	1,000,000	1,195,254
Lockheed Martin Corp.:
7.25%, 5/15/2006	1,137,000	1,286,902
8.5%, 12/1/2029	500,000	654,593
Norfolk Southern Corp., 6.2%, 4/15/2009	950,000	1,062,958
Northrop Grumman Corp., 7.0%, 3/1/2006	1,000,000	1,114,279
Pitney Bowes, Inc., 5.95%, 2/1/2005	1,000,000	1,068,047
Raytheon Co., 7.0%, 11/1/2028	1,000,000	1,072,325
Union Pacific Corp., 7.25%, 11/1/2008	1,000,000	1,169,092
United Technologies Corp.:
6.1%, 5/15/2012	1,000,000	1,121,792
7.125%, 11/15/2010	1,000,000	1,183,980
		28,992,563
Information Technology 0.2%
Hewlett-Packard Co., 5.75%, 12/15/2006	1,000,000	1,082,947
IBM Corp., 4.875%, 10/1/2006	1,000,000	1,074,702
Motorola, Inc., 7.625%, 11/15/2010	1,000,000	1,075,000
		3,232,649
Materials 0.4%
Alcoa, Inc., 6.0%, 1/15/2012	1,000,000	1,087,336
Dow Chemical Co.:
5.75%, 11/15/2009	1,000,000	1,027,164
7.0%, 8/15/2005	1,000,000	1,080,834
E.I. du Pont de Nemours, 6.875%, 10/15/2009	1,000,000	1,180,890
International Flavors & Fragrance, Inc., 6.45%, 5/15/2006	1,000,000	1,082,220
International Paper Co., 5.3%, 4/1/2015	1,000,000	994,691
Meadwestvaco Corp., 6.8%, 11/15/2032	500,000	518,216
Weyerhaeuser Co.:
5.5%, 3/15/2005	1,000,000	1,052,633
7.375, 3/15/2032	1,000,000	1,092,619
		9,116,603
Telecommunication Services 1.1%
AT&T Wireless Services, Inc.:
7.5%, 5/1/2007	3,000,000	3,332,790
7.875%, 3/1/2011	1,000,000	1,118,452
Bell South Corp., 6.0%, 10/15/2011	2,000,000	2,228,140
Cingular Wireless, 6.5%, 12/15/2011	1,000,000	1,081,230
Clear Channel Communications, Inc., 7.25%, 9/15/2003	1,000,000	1,021,211
GTE California, Inc., 5.5%, 1/15/2009	1,000,000	1,071,540
SBC Communications, Inc.:
5.75%, 5/2/2006	1,000,000	1,092,837
5.875%, 2/1/2012	1,000,000	1,089,836
6.25%, 3/15/2011	2,000,000	2,225,620
Sprint Capital Corp., 6.875%, 11/15/2028	1,000,000	875,000
Verizon New York, Inc., 6.875%, 4/1/2012	5,000,000	5,721,955
Verizon Wireless, Inc., 5.375%, 12/15/2006	2,500,000	2,672,418
		23,531,029
Utilities 1.3%
Alabama Power Co., 5.5%, 10/15/2017	200,000	211,513
Arizona Public Service, 6.5%, 3/1/2012	1,000,000	1,094,074
Consolidated Edison Co. of New York, Inc., Series B, 7.5%, 9/1/2010	1,385,000	1,655,211
Consolidated Natural Gas Corp., 7.25%, 10/1/2004	1,000,000	1,077,661
Constellation Energy Group, Inc.:
6.35%, 4/1/2007	1,000,000	1,092,130
7.0%, 4/1/2012	1,000,000	1,124,184
Dominion Resources, Inc.:
5.125%, 12/15/2009	3,000,000	3,101,607
6.3%, 3/15/2033	1,000,000	988,275
DTE Energy Co., 6.45%, 6/1/2006	1,000,000	1,089,341
Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,000,000	1,115,308
FPL Group Capital, Inc., 7.625%, 9/15/2006	500,000	570,064
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	1,000,000	1,074,549
KeySpan Corp.:
7.875%, 2/1/2010	750,000	909,939
8.0%, 11/15/2030	400,000	517,859
Niagara Mohawk Power Corp., Series G, 7.75%, 10/1/2008	1,000,000	1,183,279
PP&L Capital Funding, Inc., 8.375%, 6/15/2007	1,000,000	1,139,303
Progress Energy, Inc.:
6.75%, 3/1/2006	335,000	366,417
6.85%, 4/15/2012	940,000	1,046,853
PSE&G Power LLC, 7.75%, 4/15/2011	1,000,000	1,153,409
Sempra Energy, 7.95%, 3/1/2010	1,000,000	1,163,355
South Carolina Electric & Gas, 7.5%, 6/15/2005	1,000,000	1,113,044
Southern Co. Capital Funding, 5.3%, 2/1/2007	1,000,000	1,064,018
TXU Energy Co., 6.125%, 3/15/2008	1,500,000	1,534,166
Virginia Electric & Power, Series A, 5.375%, 2/1/2007	1,000,000	1,074,847
Wisconsin Energy Corp., 6.2%, 4/1/2033	280,000	282,366
		26,742,772
Total Corporate Bonds (Cost $331,574,268)		352,358,735
Foreign Bonds - US$ Denominated 3.7%
Abbey National PLC, 6.69%, 10/17/2005	2,000,000	2,202,526
African Development Bank, 3.25%, 7/29/2005	3,000,000	3,080,427
Alcan, Inc., 4.875%, 9/15/2012	1,000,000	1,019,323
Asian Development Bank, 4.875%, 2/5/2007	2,000,000	2,154,444
Bank of Tokyo - Mitsubishi, 8.4%, 4/15/2010	1,000,000	1,205,892
Barclays Bank PLC, 7.4%, 12/15/2009	1,000,000	1,199,441
BP Capital Markets PLC, 4.0%, 4/29/2005	1,000,000	1,044,319
British Columbia, 5.375%, 10/29/2008	2,000,000	2,217,014
British Telecommunications PLC:
7.875%, 12/15/2005	1,000,000	1,133,345
8.125%, 12/15/2010	1,000,000	1,214,605
Burlington Resources Finance:
5.6%, 12/1/2006	1,000,000	1,092,590
6.68%, 2/15/2011	1,000,000	1,133,033
Canadian Government:
5.25%, 11/5/2008	2,000,000	2,230,890
6.375%, 11/30/2004	1,000,000	1,080,954
6.75%, 8/28/2006	1,000,000	1,141,834
Canadian National Resources, 5.45%, 10/1/2012	1,500,000	1,561,688
Corp. Andina De Fomento, 7.75%, 3/1/2004	1,000,000	1,035,907
Deutsche Telekom International Finance, 7.75%, 6/15/2005	1,000,000	1,101,511
Dow Capital BV, 9.2%, 6/1/2010	800,000	965,390
European Investment Bank:
4.0%, 3/15/2005	2,000,000	2,089,144
4.0%, 8/30/2005	1,000,000	1,048,889
4.625%, 3/1/2007	1,000,000	1,072,168
Export Development Corp. of Canada, 4.0%, 8/1/2007	2,000,000	2,087,070
Financement Quebec, 5.0%, 10/25/2012	1,000,000	1,040,605
France Telecom, 9.25%, 3/1/2011	1,000,000	1,202,030
HSBC Holding PLC, 7.5%, 7/15/2009	1,000,000	1,193,265
Hydro -Quebec, 8.0%, 2/1/2013	1,000,000	1,284,364
Inter-American Development Bank:
4.0%, 1/18/2005	1,000,000	1,041,648
6.375%, 10/22/2007	1,000,000	1,146,836
6.5%, 10/20/2004	1,000,000	1,076,700
8.4%, 9/1/2009	828,000	1,051,611
Kingdom of Spain, 7.0%, 7/19/2005	3,000,000	3,326,265
Korea Development Bank, 5.25%, 11/16/2006	1,000,000	1,041,760
Midland Bank PLC, 6.95%, 3/15/2011	1,000,000	1,141,369
National Australia Bank, Series A, 8.6%, 5/19/2010	1,000,000	1,267,995
Ontario Electricity Financial Corp.:
6.1%, 1/30/2008	750,000	854,006
7.45%, 3/31/2013	500,000	632,755
Province of Manitoba, 7.5%, 2/22/2010	2,000,000	2,472,830
Province of Nova Scotia, 5.75%, 2/27/2012	3,000,000	3,336,786
Province of Ontario:
4.2%, 6/30/2005	1,625,000	1,707,813
5.5%, 10/1/2008	1,000,000	1,112,860
Province of Quebec:
5.75%, 2/15/2009	1,000,000	1,114,670
7.0%, 1/30/2007	1,000,000	1,152,428
Province of Saskatchewan, 7.375%, 7/15/2013	1,000,000	1,260,637
Republic of Italy:
3.625%, 9/14/2007	1,000,000	1,030,520
5.375%, 6/15/2033	1,000,000	1,001,290
Republic of Korea, 8.875%, 4/15/2008	1,000,000	1,201,300
Santander Financial Issuances, 6.8%, 7/15/2005	1,500,000	1,615,922
The International Bank for Reconstruction and Development:
4.75%, 4/30/2004	2,000,000	2,074,536
5.0%, 3/28/2006	1,000,000	1,081,668
6.625%, 8/21/2006	1,000,000	1,133,411
United Mexican States:
6.375%, 1/16/2013	2,000,000	2,000,000
8.3%, 8/15/2031	1,000,000	1,076,250
8.5%, 2/1/2006	2,000,000	2,310,000
Vodafone Group PLC, 7.75%, 2/15/2010	1,000,000	1,196,408
Total Foreign Bonds - US$ Denominated (Cost $74,647,511)		79,292,942

Asset Backed 18.7%
Automobile Receivables 5.6%
Aesop Funding II LLC:
"A1", Series 2002-1A, 3.85%, 10/20/2006	7,560,000	7,810,847
"A", Series 1998-1, 6.14%, 5/20/2006	9,940,000	10,678,943
Americredit Automobile Receivables Trust:
"A4A", Series 2002-EM, 3.67%, 6/8/2009	8,590,000	8,748,419
"A4", Series 2002-A, 4.61%, 1/12/2009	3,400,000	3,543,508
"B", Series 2002-1, 5.28%, 4/9/2007	3,080,000	3,101,784
BMW Vehicle Owner Trust "A3", Series 2002-A, 3.8%, 5/25/2006	3,580,000	3,674,852
Capital Auto Receivables Asset Trust:
"CTFS", Series 2002-4, 2.62%, 3/17/2008	4,870,000	4,920,920
"A4", Series 2002-4, 2.64%, 3/17/2008	4,870,000	4,918,345
"A4", Series 2002-1, 4.16%, 7/16/2007	3,100,000	3,230,278
"CTFS", Series 2002-2, 4.18%, 10/15/2007	870,098	891,481
Capital One Prime Auto Receivables Trust "A4", Series 2003-1, 2.59%, 9/15/2009	9,540,000	9,538,509
Ford Credit Auto Owner Trust:
"A4A", Series 2003-A, 2.7%, 6/15/2007	3,528,000	3,571,756
"C", Series 2002-D, 4.4%, 5/15/2007	2,640,000	2,678,836
"B", Series 2002-A, 4.79%, 11/15/2006	2,750,000	2,869,318
"C", Series 2002-C, 4.81%, 3/15/2007	660,000	680,271
"B", Series 2001-D, 5.01%, 3/15/2006	570,000	593,211
Franklin Auto Trust:
"A4", Series 2002-1, 4.51%, 2/22/2010	6,300,000	6,675,643
"A4", Series 2001-2, 4.55%, 7/20/2009	2,740,000	2,866,233
Honda Auto Receivables Owner Trust "A4", Series 2002-2, 4.49%, 9/17/2007	6,000,000	6,323,777
Hyundai Auto Receivables Trust "C", Series 2002-A, 3.91%, 2/16/2009	1,490,000	1,509,413
MMCA Automobile Trust:
"A3", Series 2002-3, 2.97%, 3/15/2007	4,050,000	4,084,486
"B", Series 2001-2, 5.75%, 6/15/2007	282,128	287,701
National City Auto Receivables Trust "A4", Series 2002-A, 4.83%, 8/15/2009	3,640,000	3,861,152
Navistar Financial Corp. Owner Trust "A4", Series 2002-A, 4.76%, 4/15/2009	4,200,000	4,425,675
SSB RV Trust "A5", Series 2001-1, 6.3%, 4/15/2016	5,000,000	5,365,032
Toyota Auto Receivables Owner Trust "A4", Series 2002-B, 4.39%, 5/15/2009	2,000,000	2,106,563
Union Acceptance Corp.:
"A4", Series 2002-A, 4.59%, 7/8/2008	3,600,000	3,772,162
"A4", Series 2000-D, 6.89%, 4/9/2007	3,830,000	4,067,984
World Omni Auto Receivables Trust "B", Series 2002-A, 3.75%, 7/15/2009	876,321	886,367
		117,683,466
Credit Card Receivables 6.3%
American Express Master Trust "A", Series 1994-3, 7.85%, 8/15/2005	10,000,000	10,897,923
Bank One Issuance Trust "C3", Series 2002-C3, 3.76%, 12/15/2005	6,324,000	6,418,302
Capital One Master Trust:
"B", Series 2002-3A, 4.55%, 2/15/2008	1,250,000	1,292,191
"C", Series 1999-1, 6.6%, 7/16/2007	5,460,000	5,690,296
"C", Series 2000-3, 7.9%, 10/15/2010	7,350,000	7,689,938
"A", Series 2000-2, 7.2%, 8/15/2008	1,210,000	1,314,406
Chase Credit Card Master Trust "A", Series 2001-4, 5.5%, 11/17/2008	1,365,000	1,489,473
Chemical Master Credit Card Trust "A", Series 1996-3, 7.09%, 2/15/2009	7,190,000	7,392,682
Citibank Credit Card Issuance Trust:
"C2", Series 2002-C2, 6.95%, 2/18/2014	1,620,000	1,754,760
"C1", Series 2000-C1, 7.45%, 9/15/2007	3,500,000	3,843,794
Citibank Credit Card Master Trust I:
"A", Series 1999-2, 5.875%, 3/10/2011	2,600,000	2,891,565
"B", Series 1999-2, 6.15%, 3/10/2011	5,130,000	5,674,407
Discover Card Master Trust:
"A", Series 2002-2, 5.15%, 10/15/2009	5,940,000	6,423,625
"A", Series 2001-6, 5.75%, 12/15/2008	2,770,000	3,037,443
"A", Series 1996-3, 6.05%, 8/18/2008	3,710,000	4,070,305
First USA Credit Card Master Trust:
"C", Series 1998-6, 6.16%, 4/18/2011	1,000,000	1,069,531
"C", Series 1998-2, 6.8%, 2/18/2011	3,790,000	4,152,123
Fleet Credit Card Master Trust II "A", Series 2001-B, 5.6%, 12/15/2008	8,860,000	9,369,475
Household Affinity Credit Card Master Note "B", Series 2003-2, 2.51%, 2/15/2008	6,261,000	6,246,721
Household Private Label Credit Card "A", Series 2002-1, 5.5%, 1/18/2011	3,800,000	4,120,515
MBNA Credit Card Master Note Trust:
"B1", Series 2002-B1, 5.15%, 7/15/2009	700,000	748,730
"C3", Series 2001-C3, 6.55%, 12/15/2008	4,500,000	4,889,156
"A", Series 1999-J, 7.0%, 2/15/2012	10,000,000	11,568,890
Nordstrom Private Label Credit Card Master "A", Series 2001-1A, 4.82%, 4/15/2010	2,000,000	2,123,694
Pass-Through Amortizing Credit Card Trust "A1FX", Series 2002-1A, 4.096%, 6/18/2012	4,860,055	5,019,305
Prime Credit Card Master Trust "A", Series 2000-1, 6.7%, 10/15/2009	1,000,000	1,090,249
Providian Master Trust:
"C", Series 1999-1, 7.35%, 1/15/2009	10,000,000	10,490,091
"A", Series 2000-1, 7.49%, 8/17/2009	1,320,000	1,395,172
Sears Credit Account Master Trust "A", Series 1999-1, 5.65%, 3/17/2009	2,000,000	2,083,001
		134,247,763
Home Equity Loans 1.5%
Countrywide Asset-Backed Certificates "A3", Series 2002-S1, 5.877%, 11/25/2016	4,050,000	4,201,271
First Alliance Mortgage Loan Trust "A1", Series 1999-2 A3, 7.52%, 3/20/2031	1,723,712	1,813,398
First Union - Lehman Brothers Commercial Mortgage "A3", Series 1997-C2, 6.65%, 11/18/2029	15,760,000	17,666,192
Irwin Home Equity "2A3", Series 2001-2, 4.85%, 12/25/2014	2,000,000	2,043,786
Residential Funding Mortgage Securities I "A3", Series 2002-HI1, 5.03%, 1/25/2014	3,000,000	3,045,858
WFS Financial Owner Trust "A4A", Series 2002-1, 4.87%, 9/20/2009	2,480,000	2,637,137
		31,407,642
Manufactured Housing Receivables 1.0%
Green Tree Financial Corp. "A5", Series 1994-1, 7.65%, 4/15/2019	4,536,890	4,810,530
Lehman ABS Manufactured Housing Contract "A6", Series 2001-B, 6.467%, 8/15/2028	4,680,000	4,484,044
Oakwood Mortgage Investors, Inc.:
"A2", Series 2002-A, 5.01%, 3/15/2020	2,910,000	2,984,054
"A2", Series 2001-E, 5.05%, 11/15/2019	1,840,000	1,887,579
Vanderbilt Acquisition Loan Trust "A3", Series 2002-1, 5.7%, 9/7/2023	6,300,000	6,569,212
		20,735,419
Miscellaneous 4.3%
California Infrastructure:
"A6", Series 1997-1, 6.38%, 9/25/2008	1,850,000	2,017,402
"A7", Series 1997-1, 6.42%, 9/25/2008	4,610,000	5,009,382
"A7", Series 1997-1, 6.42%, 12/26/2009	2,000,000	2,251,618
"A8", Series 1997-1, 6.48%, 12/26/2009	4,100,000	4,632,768
Caterpillar Financial Asset Trust:
"A3", Series 2002-A, 3.15%, 2/25/2008	7,560,000	7,682,246
"B", Series 2002-A, 4.03%, 5/26/2008	540,000	547,218
Chase Funding Mortgage Loan "IA3", Series 2000-1, 7.674%, 10/25/2019	1,152,614	1,165,776
Citibank Credit Card Issuance Trust "A1", Series 2002-A1, 4.95%, 2/9/2009	2,220,000	2,387,032
Conseco Finance:
"A3", Series 2001-D, 4.67%, 11/15/2032	2,000,000	2,022,036
"A4", Series 2002-A, 6.32%, 4/15/2032	3,300,000	3,456,180
Consumers Funding LLC "A4", Series 2001-1, 4.98%, 4/20/2012	5,000,000	5,363,778
Detroit Edison Securitization "A3", Series 2001-1, 5.875%, 3/1/2010	5,490,000	6,077,098
Discover Card Master Trust I "A", Series 2000-9, 6.35%, 7/15/2008	1,870,000	2,062,241
DVI Receivables Corp. "A3", Series 2001-2, 3.52%, 7/11/2005	2,346,338	2,368,169
Illinois Power Special Purpose Trust "A7", Series 1998-1, 5.65%, 12/25/2010	1,800,000	1,982,026
Merrill Lynch Mortgage Investors, Inc. "A3", Series 1996-C2, 6.96%, 11/21/2028	10,600,000	11,644,965
PECO Energy Transition Trust:
"A1", Series 2001-A, 6.52%, 12/31/2010	5,000,000	5,744,907
"A3", Series 2000-A, 7.625%, 3/1/2010	7,600,000	9,064,291
PP&L Transition Bond Co. LLC "A7", Series 1999-1, 7.05%, 6/25/2009	1,140,000	1,299,961
Public Service New Hampshire Funding LLC:
"A2", Series 2001-1, 5.73%, 11/1/2010	2,050,000	2,243,004
"A3", Series 2001-1, 6.48%, 5/1/2015	5,000,000	5,766,031
Vanderbilt Mortgage Finance "A3", Series 2002-A, 5.58%, 3/7/2018	930,000	960,163
West Penn Funding LLC "A3", Series 1999-A, 6.81%, 9/25/2008	5,000,000	5,467,074
		91,215,366
Total Asset Backed (Cost $385,493,488)		395,289,656

US Treasury Obligations 11.1%
US Treasury Bond:
5.375%, 2/15/2031	5,877,000	6,357,263
8.125%, 8/15/2019	10,985,000	15,330,512
8.875%, 2/15/2019	450,000	665,824
9.125%, 5/15/2018	9,330,000	14,015,041
US Treasury Note:
1.5%, 2/28/2005	5,530,000	5,532,162
1.625%, 1/31/2005	325,000	326,016
1.625%, 3/31/2005	134,620,000	134,903,914
2.0%, 11/30/2004	9,765,000	9,863,031
2.125%, 8/31/2004	5,230,000	5,290,469
2.875%, 2/15/2008	30,370,000	30,725,906
3.25%, 12/31/2003	2,860,000	2,905,245
6.5%, 2/15/2010	2,260,000	2,696,551
8.875%, 8/15/2017	4,655,000	6,822,666
Total US Treasury Obligations (Cost $234,766,291)		235,434,600

US Government Agency Pass-Thrus 14.9%
Federal Home Loan Mortgage Corp.:
5.0%, 4/1/2018 (e)	11,000,000	11,316,250
5.5%, 4/1/2018 (e)	5,500,000	5,701,091
5.5%, 4/1/2033 (e)	2,900,000	2,966,155
6.0%, 5/1/2016	145,034	151,820
6.0%, 5/1/2016	6,020,094	6,292,057
6.0%, 4/1/2033 (e)	15,000,000	15,534,375
6.5%, 10/1/2015	94,318	99,600
6.5%, 1/1/2016	28,695	30,302
6.5%, 1/1/2016	63,189	66,727
6.5%, 2/1/2016	8,322	8,788
6.5%, 3/1/2016	2,173,484	2,295,184
6.5%, 4/1/2016	11,529	12,174
6.5%, 2/1/2027	568,321	593,698
6.5%, 2/1/2028	444,200	463,712
6.5%, 4/1/2028	205,569	214,599
6.5%, 7/1/2028	749,515	782,439
6.5%, 9/1/2028	502,747	524,832
6.5%, 10/1/2028	151,742	158,408
6.5%, 10/1/2028	1,921,683	2,006,098
6.5%, 2/1/2029	323,710	337,930
6.5%, 4/1/2029	103,044	107,539
6.5%, 7/1/2029	98,876	103,190
6.5%, 1/1/2030	52,770	55,071
6.5%, 8/1/2030	880,852	919,546
6.5%, 10/1/2030	27,081	28,262
6.5%, 5/1/2031	106,429	111,031
6.5%, 6/1/2031	481,037	501,840
6.5%, 6/1/2031	655,236	683,572
6.5%, 7/1/2031	298,956	311,885
6.5%, 8/1/2031	745,764	778,015
6.5%, 9/1/2031	205,474	214,360
6.5%, 10/1/2031	161,070	168,035
6.5%, 11/1/2031	203,056	211,838
6.5%, 11/1/2031	2,641,174	2,755,394
6.5%, 2/1/2032	3,754,201	3,916,555
6.5%, 4/1/2032	543,175	566,674
6.5%, 6/1/2032	6,270,371	6,541,539
6.5%, 7/1/2032	26,085,819	26,873,886
6.5%, 1/1/2033	833,722	869,790
7.0%, 8/1/2015	709,926	758,756
7.0%, 1/1/2016	24,994	26,713
7.0%, 6/1/2016	77,248	82,561
7.0%, 10/1/2025	113,997	120,692
7.0%, 9/1/2029	8,225	8,669
7.0%, 9/1/2029	266,339	280,712
7.0%, 10/1/2029	49,732	52,416
7.0%, 12/1/2029	4,586	4,833
7.0%, 2/1/2030	14,839	15,639
7.0%, 4/1/2030	9,767	10,292
7.0%, 9/1/2030	4,573	4,819
7.0%, 3/1/2031	258,269	272,034
7.0%, 10/1/2031	39,689	41,804
7.0%, 10/1/2031	116,775	122,998
7.0%, 3/1/2032	1,455,673	1,533,253
7.0%, 4/1/2032	105,649	111,279
7.0%, 4/1/2032	144,698	152,410
7.0%, 4/1/2032	281,849	296,870
7.0%, 6/1/2032	106,881	112,577
7.0%, 6/1/2032	110,783	116,687
7.0%, 10/1/2032	3,923,115	4,132,197
7.2%, 10/1/2006	8,420,180	9,333,247
7.5%, 5/1/2024	497,126	533,815
7.5%, 10/1/2024	1,592,595	1,711,739
7.5%, 5/1/2030	9,150	9,764
7.5%, 6/1/2030	9,916	10,581
7.5%, 10/1/2030	1,577,501	1,683,224
7.5%, 4/1/2031	10,108	10,780
7.5%, 7/1/2031	526,119	561,054
8.0%, 3/1/2027	358,688	388,691
Federal National Mortgage Association:
4.784%, 11/1/2012	9,955,603	10,269,827
4.86%, 11/1/2012	5,675,621	5,846,942
5.0%, 4/1/2017 (e)	2,900,000	2,977,938
5.5%, 4/1/2018 (e)	6,300,000	6,534,284
5.5%, 4/1/2033 (e)	4,300,000	4,390,033
6.0%, 10/1/2016	57,258	59,937
6.0%, 11/1/2016	2,147,636	2,248,108
6.0%, 12/1/2016	131,708	137,870
6.0%, 12/1/2016	1,206,538	1,262,984
6.0%, 1/1/2017	184,819	193,465
6.0%, 3/1/2017	30,256	31,660
6.0%, 3/1/2017	728,010	761,794
6.0%, 3/1/2017	1,501,812	1,571,505
6.0%, 4/1/2017	368,871	385,989
6.0%, 4/1/2017	875,380	916,003
6.0%, 3/1/2033	36,019,496	37,390,470
6.0%, 4/1/2033 (e)	20,600,000	21,353,177
6.5%, 12/1/2015	8,955	9,484
6.5%, 4/1/2016	581,101	615,585
6.5%, 4/1/2017	32,100,000	33,965,812
6.5%, 5/1/2017	908,257	961,693
6.5%, 7/1/2017	1,020,995	1,080,897
6.5%, 8/1/2017	536,929	568,431
6.5%, 1/1/2018	277,558	293,852
6.5%, 9/1/2028	463,028	483,674
6.5%, 10/1/2028	522,383	545,676
6.5%, 12/1/2028	581,476	607,405
6.5%, 5/1/2029	744,575	777,775
6.5%, 8/1/2030	2,718,539	2,839,137
6.5%, 4/1/2031	100,606	105,023
6.5%, 4/1/2031	2,911,367	3,039,197
6.5%, 6/1/2031	1,858,312	1,939,905
6.5%, 9/1/2031	256,615	267,882
6.5%, 12/1/2031	8,846,237	9,234,649
6.5%, 6/1/2032	6,519,824	6,806,064
6.5%, 6/1/2032	687,819	718,016
6.5%, 8/1/2032	383,114	399,934
6.5%, 8/1/2032	6,504,760	6,790,338
6.5%, 9/1/2032	1,168,381	1,219,676
6.5%, 9/1/2032	203,857	212,806
7.0%, 2/1/2015	1,231,210	1,314,610
7.0%, 10/1/2028	42,342	44,733
7.0%, 5/1/2029	963,186	1,016,349
7.0%, 7/1/2029	834,871	881,445
7.0%, 7/1/2029	1,019,043	1,075,289
7.0%, 11/1/2029	619,334	653,518
7.0%, 12/1/2029	690,405	728,512
7.0%, 1/1/2030	113,936	120,225
7.0%, 2/1/2030	88,413	93,293
7.0%, 3/1/2030	105,841	111,676
7.0%, 3/1/2030	615,282	649,243
7.0%, 6/1/2030	91,707	96,762
7.0%, 12/1/2030	88,965	93,869
7.0%, 6/1/2031	748,356	789,609
7.0%, 7/1/2031	919,795	969,961
7.0%, 10/1/2031	116,606	122,965
7.0%, 10/1/2031	1,025,384	1,081,308
7.0%, 11/1/2031	112,283	118,407
7.0%, 1/1/2032	37,676	39,731
7.0%, 2/1/2032	39,096	41,251
7.0%, 2/1/2032	593,206	625,559
7.0%, 3/1/2032	84,543	89,154
7.0%, 4/1/2032	84,390	88,993
7.0%, 5/1/2032	42,494	44,812
7.0%, 6/1/2032	553,513	583,705
7.0%, 7/1/2032	128,556	135,568
7.0%, 11/1/2032	104,493	110,193
7.0%, 11/1/2032	889,435	937,949
7.0%, 12/1/2032	42,630	44,955
7.33%, 9/1/2009	3,348,936	3,926,735
7.5%, 10/1/2026	1,401,229	1,497,838
7.5%, 7/1/2027	485,234	518,391
7.5%, 9/1/2027	1,483,966	1,585,368
7.5%, 6/1/2031	2,504,844	2,669,944
8.0%, 5/1/2025	1,303,678	1,423,687
8.0%, 9/1/2026	675,411	736,092
8.0%, 9/1/2027	1,269,057	1,384,932
Total US Government Agency Pass-Thrus (Cost $313,079,249)		314,036,895

Collateralized Mortgage Obligations 8.8%
Bank of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	6,655,313	6,663,356
"A12", Series 1999-2, 5.9%, 4/25/2029	2,833,660	2,891,402
Bear Stearns Commercial Mortgage Securities:
"A1", Series 2000-WF2, 7.11%, 10/15/2032	835,650	938,494
"A1", Series 2000-WF1, 7.64%, 2/15/2032	99,676	112,194
"A2", Series 2000-WF8, 7.78%, 2/15/2032	2,000,000	2,402,021
Capco America Securitization Corp.:
"A1A", Series 1998-D7, 5.86%, 10/15/2030	9,531,904	10,259,157
"A1B", Series 1998-D7, 6.26%, 10/15/2030	6,000,000	6,718,897
Chase Mortgage Finance Corp., Series 1999-S10, 6.75%, 8/25/2029	1,695,892	1,703,337
CS First Boston Mortgage Securities Corp.:
"A2", Series 2002-7, 5.73%, 3/25/2032	521,689	521,508
"A2", Series 2001-CF2, 5.935%, 2/15/2034	3,000,000	3,249,484
"A3", Series 2001-CF2, 6.24%, 2/15/2034	2,000,000	2,216,223
DLJ Commercial Mortgage Corp.:
"A1B", Series 1998-CG1, 6.41%, 6/10/2031	5,985,000	6,703,699
"A1B", Series 1999-CG2, 7.3%, 6/10/2032	3,000,000	3,511,652
Federal Home Loan Mortgage Corp.:
"PN", Series 2392, 5.0%, 11/15/2021	6,000,000	6,106,351
"PD", Series 2389, 5.5%, 9/15/2021	6,000,000	6,161,552
"PB", Series 2383, 5.5%, 1/15/2030	6,000,000	6,183,785
Federal National Mortgage Association:
"A", Series 2000-M1, 0.0%, 1/17/2013	2,850,658	3,046,330
"C", Series 2002-M1, 6.17%, 2/25/2016	1,170,000	1,285,973
"PJ", Series 1994-51, 6.5%, 9/25/2023	4,170,000	4,403,793
First Union National Bank Commercial Mortgage, "A1", Series 1999-C4, 7.184%, 12/15/2031	1,053,952	1,156,966
First Union-Lehman Brothers-Bank of America:
"A1", Series 1998-C2, 6.28%, 6/18/2007	226,751	242,603
"D", Series 1998-C2, 6.778%, 11/1/2035	5,000,000	5,448,076
General Electric Capital Mortgage Services, Inc., "A6", Series 1994-17, 7.0%, 5/25/2024	460,000	462,217
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 11/1/2007	3,347,236	3,567,444
"A2", Series 1998-C2, 6.42%, 5/15/2035	12,170,000	13,703,010
"A3", Series 1997-C1, 6.869%, 8/15/2007	11,350,000	12,847,533
Government National Mortgage Association, "B", Series 2002-9, 5.88%, 3/16/2024	3,000,000	3,285,986
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	1,700,550	1,930,389
LB Commercial Conduit Mortgage Trust, "A1", Series 1999-C1, 6.41%, 8/15/2007	2,538,830	2,745,682
LB-UBS Commercial Mortgage Trust, "A1", Series 2000-C3, 7.95%, 7/15/2009	2,312,982	2,619,319
Master Resecuritization Trust, "B3" Series 2002-3, 5.0%, 9/26/2031	4,656,353	4,505,022
Morgan Stanley Capital I:
"A2", Series 1998-WF2, 6.54%, 7/15/2030	7,455,000	8,429,957
"A2", Series 1999-CAM1, 6.76%, 3/15/2032	2,020,214	2,221,394
"A4", Series 1999-CAM1, 7.02%, 3/15/2032	3,000,000	3,468,330
Morgan Stanley Dean Witter Capital I:
"A3", Series 2001-IQA, 5.72%, 12/18/2032	6,610,000	7,214,368
"A2", Series 2002-TOP7, 5.98%, 1/15/2039	7,555,000	8,323,408
"A4", Series 2001-TOP3, 6.39%, 7/15/2033	3,000,000	3,384,575
Nomura Asset Securities Corp.:
"A1B", Series 1998-D6, 6.59%, 3/15/2030	6,000,000	6,812,578
"A1C", Series 1998-D6, 6.69%, 3/15/2030	11,945,000	13,711,792
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1, 7.52%, 7/15/2008	1,617,892	1,825,814
Residential Asset Securitization Trust, "A2", Series 2002-A4, 6.18%, 12/25/2026	1,905,215	1,913,322
Residential Funding Mortgage Securities I, "A3", Series 1999-S9, 6.75%, 4/25/2029	75,566	75,952
Total Collateralized Mortgage Obligations (Cost $177,981,439)		184,974,945

Government National Mortgage Association 2.9%
Government National Mortgage Association:
5.5%, 4/1/2033 (e)	900,000	923,625
6.0% with various maturities until 4/1/2033	18,666,976	19,444,026
6.5% with various maturities until 5/15/2032	27,732,857	29,159,285
7.0% with various maturities until 9/15/2032	7,860,595	8,342,550
7.5% with various maturities until 9/15/2032	3,375,037	3,610,619
Total Government National Mortgage Association (Cost $61,451,923)		61,480,105

US Agency Obligations 3.4%
Federal Home Loan Bank, 5.125%, 3/6/2006	50,680,000	54,783,914
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2004	1,000,000	1,062,682
Federal National Mortgage Association:
3.25%, 1/15/2008	3,955,000	4,003,350
4.375%, 3/15/2013	12,395,000	12,434,429
Total US Agency Obligations (Cost $72,030,376)		72,284,375

Short-Term Investments 0.2%
US Treasury Bill, 1.16%, 4/17/2003 (Cost $3,873,022) (d)	3,875,000	3,873,001

	Shares	Value ($)

Investments in Affiliated Investment Companies 18.4%
Cash Management Fund Institutional, 1.13% (Cost $388,023,493) (c)	388,023,493	388,023,493

Other 7.8%
Scudder High Income Plus Fund (Cost $164,348,696) (c)	24,069,868	164,397,196

	% of Net Assets	Value ($)

Total Portfolio (Cost $2,207,269,756) (a)	106.6	2,251,445,943

Wrapper Agreements
Bank of America, NA		(12,408,387)
Transamerica Life Insurance & Annuity Co.		(11,469,761)
CDC Financial Products, Inc.		(19,210,221)
JP Morgan Chase Bank		(6,401,199)
Prudential Insurance Co. of America		(433,025)
Security Life Denver		(4,628,213)
Total Wrapper Agreements (b)	(2.6)	(54,550,806)
Other Assets and Liabilities, Net	(4.0)	(85,512,025)
Net Assets	100.0	2,111,383,112

(a) The cost for federal income tax purposes was $2,207,269,756. At March 31, 2003, net unrealized appreciation for all securities based on tax cost was $44,176,187. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,966,628 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,790,441.
(b) Each Wrapper Agreement obligates the wrapper provider to maintain the book value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.
(c) Cash Management Fund Institutional and Scudder High Income Plus Fund, both affiliates, are also managed by Deutsche Asset Management, Inc. The rate shown for Cash Management Fund Institutional is the annualized seven-day yield at period end.
(d) At March 31, 2003, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
(e) When-issued or forward delivery pools included (see Notes to Financial Statements).
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.
At March 31, 2003, open futures contracts sold short were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Australia 10 Year Bond	6/16/2003	527	(30,200,053)	29,621,442	578,611
Euro Bond	6/06/2003	377	(47,580,595)	47,193,804	386,791
Japan 10 Year Bond	6/11/2003	4	(4,815,578)	4,825,772	(10,194)
Total net unrealized appreciation on futures contracts					955,208

At March 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Canada 10 Year Bond	6/19/2003	180	12,981,542	12,934,498	(47,044)
Liffe Gilt Future	6/26/2003	60	11,587,614	11,429,999	(157,615)
US Treasury 10 Year Note	6/19/2003	963	110,170,159	110,624,625	454,466
Total net unrealized appreciation on futures contracts					249,807

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate value" presented above represents the Portfolio's total exposure in such contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2003 (Unaudited)
Assets
Investments in securities, at value* (cost $2,207,269,756)	$ 2,251,445,943
Cash	7,326,815
Foreign currency, at value ($1,229,813)	1,229,076
Receivable for investments sold	39,737,697
Dividends receivable	1,291,342
Interest receivable	11,628,444
Receivable for shares of beneficial interest subscribed	36,500,000
Receivable for daily variation margin on open futures contracts	612,887
Unrealized appreciation on forward currency exchange contracts	1,398,884
Total assets	2,351,171,088
Liabilities
Payable for investments purchased	102,806,641
Wrapper agreements	54,550,806
Payable for when-issued and forward delivery securities	78,818,581
Unrealized depreciation on forward currency exchange contracts	356,156
Payable for daily variation margin on open futures contracts	612,701
Accrued advisory fee	924,166
Other accrued expenses and payables	1,718,925
Total liabilities	239,787,976
Net assets, at value	$ 2,111,383,112

* Includes investments in affiliated investment companies of $552,420,689.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2003 (Unaudited)
Investment Income
Income: Interest	$ 27,530,590
Credit Rate Income	2,861,354
Dividends from affiliated investment companies	6,814,699
Total Income	37,206,643
Expenses: Advisory fee	4,500,451
Wrapper fees	1,432,886
Administrator service fee	358,228
Auditing	11,050
Legal	658
Trustees' fees and expenses	3,299
Other	21,976
Total expenses, before expense reductions	6,328,548
Expense reductions	(603,556)
Total expenses, after expense reductions	5,724,992
Net investment income	31,481,651
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,426,874
Futures	(1,039,594)
Foreign currency related transactions	2,108,920
8,496,200
Net unrealized appreciation (depreciation) during the period on: Investments	7,059,743
Futures	295,646
Foreign currency related transactions	326,166
Wrapper agreements	(16,177,755)
(8,496,200)
Net gain (loss) on investments	-
Net increase (decrease) in net assets resulting from operations	$ 31,481,651

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002
Operations: Net investment income	$ 31,481,651	$ 27,937,831
Net realized gain (loss) on investment transactions	8,496,200	5,785,827
Net unrealized appreciation (depreciation) on investments, futures and foreign currency related transactions during the period	7,681,555	26,790,076
Net unrealized appreciation (depreciation) on wrapper agreements during the period	(16,177,755)	(32,575,903)
Net increase (decrease) in net assets resulting from operations	31,481,651	27,937,831
Capital transactions in shares of beneficial interest: Proceeds from capital invested	1,113,747,133	836,085,058
Value of capital withdrawn	(44,840,113)	(79,831,430)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,068,907,020	756,253,628
Increase (decrease) in net assets	1,100,388,671	784,191,459
Net assets at beginning of period	1,010,994,441	226,802,982
Net assets at end of period	$ 2,111,383,112	$ 1,010,994,441

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For the Years Ended September 30,	2003[a]	2002	2001	2000	1999[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,111	1,011	227	201	26
Ratio of expenses before expense reductions (%)	.88*	.93	1.01	.99	1.41*
Ratio of expenses after expense reductions (%)	.80*	.80	.80	.35	.49*
Ratio of net investment income (%)	4.39*	5.21	6.37	7.33	6.47*
Portfolio turnover rate (%)	182*	62	13	-[c]	149
Total Investment Return (%)[d]	2.32**	5.53	6.58	7.30	4.61**
[a] For the six months ended March 31, 2003 (Unaudited)
[b] For the period December 23, 1998 (commencement of operations) to September 30, 1999.
[c] Less than 1%.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the "Portfolio") is a diversified series of BT Investment Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

When-Issued/Delayed Delivery Securities. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credited rate interest is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the covered assets multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $2,104,004,732 and $1,227,372,662 respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in affiliated Money Market funds. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund. The Portfolio waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

For the six months ended March 31, 2003, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.80% of the Portfolio's average daily net assets. Accordingly, for the six months ended March 31, 2003, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $603,556 and the amount imposed aggregated $3,896,895, which was equivalent to an annualized effective rate of 0.54% of the Portfolio's average net assets.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee was $358,228.

Deutsche Bank Trust Company Americas ("DBT Co."), an affiliate of the Portfolio's Advisor and Administrator, serves as the Portfolio's custodian.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended March 31, 2003, totaled $847,818.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the six months ended March 31, 2003, totaled $5,966,881.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Forward Foreign Currency Commitments

As of March 31, 2003, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	35,915,162	CAD	53,510,000	4/3/2003	$ 460,845
USD	46,269,661	EUR	42,443,000	4/4/2003	40,844
USD	66,918,035	GBP	42,398,000	4/4/2003	89,827
CHF	62,607,000	USD	46,772,254	4/4/2003	443,836
JPY	4,771,320,000	USD	40,603,523	4/4/2003	363,532
Total unrealized appreciation					1,398,884

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized (Depreciation)
USD	28,802,414	AUD	47,082,000	4/4/2003	$ (356,156)
Total unrealized depreciation					(356,156)

Currency Abbreviations
CAD	Canadian Dollar	EUR	Euro
GBP	British Pound	JPY	Japanese Yen
USD	US Dollars	AUD	Australian Dollar
CHF	Swiss Franc

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period, the Portfolio had no borrowings on the line of credit.

F. Wrapper Agreements

The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. Subsequent Event

On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Portfolio approved changing the Portfolio's custodian to State Street Bank and Trust Company ("State Street") at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of the Portfolio's Advisor and Administrator, currently serves as the custodian to the Portfolio. The Portfolio's assets will be transitioned to State Street on or about June 6, 2003.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

Deutsche Bank Trust Company Americas

100 Plaza One Jersey City, NJ 07311
Independent Auditors

Ernst & Young LLP

Two Commerce Square 2001 Market Street Philadelphia, PA 19103
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes